                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   6/30/04

Check here if Amendment: |_|; Amendment Number:
                                                ----------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PAR Investment Partners LP

Address: One International Place
         Boston, MA 02110

Form 13F File Number: 28-
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Frederick S. Downs Jr.

Title: Vice President

Phone: 617-526-8990


Signature, Place, and Date of Signing:

Frederick S. Downs, Jr.           Boston, MA                     8-16-04
-----------------------     ----------------------        ---------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-
   --------------------------      --------------------------------------------
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0
                                  ----------

Form 13F Information Table Entry Total: 125
                                       ----------

Form 13F Information Table Value Total: $1,280,387
                                        --------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

------    ---------------------------   ----------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----

_________________________________________________________________________________________________________________________________

_________________________________________________________________________________________________________________________________

_________________________________________________________________________________________________________________________________

_________________________________________________________________________________________________________________________________

_________________________________________________________________________________________________________________________________

[Repeat as necessary.]


                                    FORM 13F


As of June  30, 2004    Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

                                                                          ITEM 6:
                                                                         INVESTMENT
                                                                         DISCRETION
                                                                    -------------------
                                                     ITEM 5:             (B)                              ITEM 8
                                                    SHARES OF           SHARED           ITEM             VOTING
                                                 ----------------         AS               7:           AUTHORITY
                                         ITEM 4:             SHR/        DEF.           MANAGERS         (SHARES)
                     ITEM 2:   ITEM 3:    FAIR               PRN/         IN     (C)      SEE      ----------------------
      ITEM 1:        TITLE OF   CUSIP    MARKET  PRINCIPAL   PUT/   (A)  INSTR. SHARED-  INSTR.     (A)      (B)     (C)
  NAME OF ISSUER      CLASS    NUMBER     VALUE   AMOUNT     CALL   SOLE   V    OTHER      V       SOLE     SHARED   NONE
------------------   --------  --------  ------  ---------   ----   ---- ------ ------- -------    -----    ------   ----
AmDocs Limited       Common   G02602103    1172      50000    SHR     X                              50000
Aeropostale Inc.     Common   007865108   16601     616900    SHR     X                             616900
Alaska Air Group
  Inc.               Common   011659109    8474     355000    SHR     X                             355000
Alliance Gaming
  Corporation        Common   01859P609    7768     452700    SHR     X                             452700
AMR Corp             Common   001765106  186444   15395905    SHR     X                           15395905
Amercia West
  Holding            Class B
  Corporation        Common   023657208   15890    1750000    SHR     X                            1750000
American Tower
  System             Class A
  Corp               Common   029912201   21990    1446700    SHR     X                            1446700
Amerigon Inc         Common   03070L300     411      79408    SHR     X                              79408
Ameritrade
  Holding
  Corp               Common   03074K100    8554     753700    SHR     X                             753700
Anadigics Inc.       Common   032515108     535     104006    SHR     X                             104006
Ansoft Corp          Common   036384105     750      49162    SHR     X                              49162
Apartment
  Investment
  & Mgt Co           Common   03748R101     778      25000    SHR     X                              25000
Argosy Gaming
  Corporation        Common   040228108   13247     352310    SHR     X                             352310
Art Technology
  Group Inc.         Common   04289L107     162     135000    SHR     X                             135000
Bank of America
  Corp               Common   060505104     611       7218    SHR     X                               7218
Boyd Gaming
  Corporation        Common   103304101    1108      41700    SHR     X                              41700
CKE Restaurants      Common   12561E105   10664     800000    SHR     X                             800000
CNA Financial
  Corp               Common   126117100     385      13000    SHR     X                              13000
Cache Inc New        Common   127150308    1351     100000    SHR     X                             100000
CarMax Inc           Common   143130102    2187       1000    PUT     X                               1000
Catalina Marketing
  Corporation        Common   148867104    8231     450000    SHR     X                             450000
Charlotte Russe
  Holding Inc.       Common   161048103   10687     499843    SHR     X                             499843
Chesapeake Energy
  Corp               Common   165167107     849      57700    SHR     X                              57700
Chippac Inc.         Class A
                     Common   169657103   16390    2614000    SHR     X                            2614000
Circuit City Stores  Common   172737108    7770     600000    SHR     X                             600000
Cintas Corp          Common   172908105    5968     125202    SHR     X                             125202
COHU Inc.            Common   192576106    1396      73300    SHR     X                              73300
Coast Financial
  Holdings Inc.      Common   212485106     334      22900    SHR     X                              22900
Conns Inc            Common   208242107    4627     293565    SHR     X                             293565
Convergys
  Corporation        Common   212485106     447      29000    SHR     X                              29000
D&K Healthcare
  Resources Inc.     Common   232861104    9719     809895    SHR     X                             809895
Devon Energy
  Corporation        Common   25179M103     825      12500    SHR     X                              12500
E-Loan Inc.          Common   26861P107     255      94500    SHR     X                              94500
Echostar             Class A
  Communications     Common   278762109   29213     950000    SHR     X                             950000
Empire Resorts       Common   292052107    9835     700000    SHR     X                             700000
Employee Solutions   Common   292166105              70000    SHR     X                              70000
Equity Marketing
  Inc.               Common   294724109     640      51000    SHR     X                              51000
Eresearch
  Technology Inc     Common   29481V108    4200     150000    SHR     X                             150000
Espeed Inc.          Common   296643109     141       8000    SHR     X                               8000
Fidelity National
  Financial Inc.     Common   3163261107    747      20000    SHR     X                              20000
Forgent Networks
  Inc.               Common   34629U103     107      78600    SHR     X                              78600
Gaylord
  Entertainment Co   Common   367905106   23148     737424    SHR     X                             737424
Global
  Technovations
  Inc.               Common   37939M109             340500    SHR     X                             340500
Goodys Family
  Clothing Inc.      Common   382588101    5573     537389    SHR     X                             537389
Great American
  Finl Res Inc.      Common   389915109    1442      90700    SHR     X                              90700
Gtech Holdings
  Corp               Common   400518106   12471     269300    SHR     X                             269300
Hollywood
  Entertainment
  Corporation        Common   436141105   13360    1000000    SHR     X                            1000000
Imagyn Medical
  Technologies Inc.  Common   45244E100              78333    SHR     X                              78333
Innovo Group Inc.    Common   457954600    1021     903619    SHR     X                             903619
Interland Inc.       Common   458727104    5620    2000000    SHR     X                            2000000
J Jill Group Inc.    Common   466189107    5691     241245    SHR     X                             241245
JP Morgan Chase
  & Co.              Common   46625H100     388      10000    SHR     X                              10000
JetBlue Airways Corp Common   477143101   49946    1700000    SHR     X                            1700000
LTWC Corporation     Common   522002104              15428    SHR     X                              15428
Liberate
  Technologies       Common   530129105     116      45000    SHR     X                              45000
Lodgenet
  Entertainment
  Corporation        Common   540211109   30113    1825000    SHR     X                            1825000
MRV Communications
  Inc.               Common   553477100     219      80000    SHR     X                              80000
MTR Gaming
  Group Inc.         Common   553769100    8486     775000    SHR     X                             775000
Macrovision Corp     Common   555904101     626      25000    SHR     X                              25000
Marinemax Inc.       Common   567908108    5441     189700    SHR     X                             189700
MAIR Holdings Inc.   Common   59066B102    9792    1200000    SHR     X                            1200000
McData Corp          Class B
                     Common   580031102      77      15000    SHR     X                              15000
Mediacom
  Communications     Class A
  Corp               Common   58446K105    3413     436424    SHR     X                             436424
Midwest Express
  Holdings Inc.      Common   597911106    2085     500000    SHR     X                             500000
Monolithic System
  Technology Inc.    Common   609842109    1355     180000    SHR     X                             180000
Monster
  Wolrdwide Inc.     Common   611742107   10723     416900    SHR     X                             416900
Multimedia
  Games Inc.         Common   749938106   28754    1072124    SHR     X                            1072124
Navigant
  International
  Inc.               Common   63935R108   14232     800000    SHR     X                             800000
Netflix Inc          Common   64110L106   10800       3000    PUT     X                               3000
New Alliance
  Bancshares Inc.    Common   650203102     803      57500    SHR     X                              57500
Newell Rubbermaid
  Inc.               Common   651229106    1116      47500    SHR     X                              47500
Nintendo Co. LTD     Common   654445303    2546     175000    SHR     X                             175000
O Charleys Inc.      Common   670823103    5070     294965    SHR     X                             294965
Ohio Art Co          Common   677143109     373      40500    SHR     X                              40500
Open TV Corp         Class A
                     Common   G67543101     140      67500    SHR     X                              67500
Orbitz Inc.          Common   68556Y100    1844      85300    SHR     X                              85300
Pacific Sunwear
  of California      Common   694873100    3665     187100    SHR     X                             187100
Pacificare Health
  Systems Inc        Common   695112102  154725    4002200    SHR     X                            4002200
Peets Coffee &
  Tea Inc.           Common   705560100    8647     346019    SHR     X                             346019
Pegasus
  Solutions Inc.     Common   705906105    7757     590770    SHR     X                             590770
Penn National
  Gaming Inc.        Common   707569109   21699     653596    SHR     X                             653596
Pharamacyclics Inc.  Common   716933106     254      25000    SHR     X                              25000
Phoenix Companies
  Inc                Common   71902E109    1507     123000    SHR     X                             123000
Phoenix Group
  Corporation        Common   719072100       2      91500    SHR     X                              91500
Pixar                Common   725811103    1769      25450    SHR     X                              25450
Plains Exploration
  ad Production Co.  Common   726505100     486      26475    SHR     X                              26475
Playboy Enterprises  Class B
  Inc. Holdings      Common   728117300     693      59700    SHR     X                              59700
Priceline Inc.       Common   741503403   94636    3514138    SHR     X                            3514138
Physician Computer
  Network            Common   71940K109             251000    SHR     X                             251000
Primus
  Telecommunications
  Group Inc.         Common   741929103     279      55000    SHR     X                              55000
Prudential
  Financial Inc.     Common   744320102    1162      25000    SHR     X                              25000
Puradyn Filter
  Technologies Inc.  Common   746091107    1020     520300    SHR     X                             520300
Pure Cycle Corp New  Common   746228303    5967     650000    SHR     X                             650000
QLT Inc.             Common   746927102    7575     378000    SHR     X                             378000
Qiagen NV            Common   N72482107    2422     200000    SHR     X                             200000
Remec Inc.           Common   759543101     765     121000    SHR     X                             121000
Sabre Holdings
  Corporation        Class A
                     Common   785905100   38101    1375000    SHR     X                            1375000
Sapient Corp         Common   803062108    3005     500000    SHR     X                             500000
Select Comfort
  Corp               Common   81616X103   12050     424300    SHR     X                             424300
Solectron Corp       Common   834182107     210      32400    SHR     X                              32400
Southwest
  Airlines Co        Common   844741108   25155    1500000    SHR     X                            1500000
Sovereign
  Bancorp Inc.       Common   845905108    1105      50000    SHR     X                              50000
Station Casinos
  Inc.               Common   857689103   91348    1887350    SHR     X                            1887350
Stolt Offshore
  SA ADR             Common   861567105     186      59300    SHR     X                              59300
Synplicity Inc.      Common   87160Y108     611     101870    SHR     X                             101870
Tenet Healthcare
  Corporation        Common   88033G100   25486    1900500    SHR     X                            1900500
TOPPS Co Inc.        Common   890786106     535      55000    SHR     X                              55000
Toys R Us Inc.       Common   892335100     797      50000    SHR     X                              50000
Transocean Inc.      Common   G90078109     579      20000    SHR     X                              20000
Triad Hospital
  Inc.               Common   89579K109   33507     900000    SHR     X                             900000
Trover Solutions
  Inc.               Common   897249108    9360    1354600    SHR     X                            1354600
United Auto Group,
  Inc.               Common   909440109   19276     628900    SHR     X                             628900
United Online Inc.   Common   911268100     141       8000    SHR     X                               8000
United
  Therapeutics
  Corp               Common   91307C102    3848     150000    SHR     X                             150000
Universal
  Commpression
  Holdings           Common   913431102    1534      50000    SHR     X                              50000
Universal Health     Class B
  Services, Inc.     Common   913903100   18507     403300    SHR     X                             403300
Vastera Inc.         Common   92239N109     172      57346    SHR     X                              57346
Vishay
  Intertechnology
  Inc.               Common   928298108     836      45000    SHR     X                              45000
Vivendi Universal    Common   928515204     751      26917    SHR     X                              26917
VNU N V              Common   92856P108     618      21050    SHR     X                              21050
WMS Industries Inc   Common   929297109    3707     124403    SHR     X                             124403
Waddell & Reed       Class A
  Financial Inc.     Common   930059100    1227      55500    SHR     X                              55500
Wet Seal Inc.        Class A
                     Common   961840105    2052     392369    SHR     X                             392369
Worldwide
  Restaurant
  Concepts Inc.      Common   98160A107     258      74000    SHR     X                              74000
Zixit Corp           Common   98974P100    2152     272804    SHR
--------------------------------------------------------------------------------
                 Total Long Equities    1280387
                                        -------
